PROPERTY, PLANT AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

NOTE 4 — PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, net, consisted of the following:

(in thousands)

	March 31, 2021	December 31, 2020
Property, Plant & Equipment
Land	$326	$326
Buildings	6,223	6,223
Machinery and equipment	38,443	38,443
Vehicles	142	142
Construction in progress	109,800	56,529
	$154,934	$101,663
Less: Accumulated depreciation	—	—
Total	$154,934	$101,663

Construction in progress is primarily comprised of retooling and construction at the Company's facility in Lordstown, Ohio to ready the plant to begin the manufacturing of electric vehicles. The Company is currently reengineering its production process, bringing acquired assets up to the level needed for production and evaluating assets that will be necessary in the production of the Endurance pickup truck. Completed assets will be transferred to their respective asset classes and depreciation will begin when an asset is ready for its intended use. As of March 31, 2021, manufacturing has not begun and thus no depreciation was recognized in 2021 or 2020.

Property, plant and equipment consist of an idle assembly and manufacturing plant in Lordstown, Ohio. The facility is equipped with the tooling necessary to begin production of the Endurance pickup truck along with all personal property, purchased from GM in November 2019 for $20 million, recorded as a Note Payable. In early 2019, GM made the decision to halt manufacturing on its Chevrolet Cruze sedan which was manufactured at its Lordstown plant. The plant remained closed with no production until GM and the Company were able to agree on the terms of the asset purchase, which resulted in a purchase price significantly lower than the fair market value of the assets acquired.

The cost of property, plant and equipment includes the value of the $20.0 million Note Payable, along with any directly attributable costs of bringing the asset to its working condition and location for intended use, including direct acquisition costs and capitalized interest. The Company recorded $0.1 million of capitalized during 2019 and $0.3 million during the quarter ended March 31, 2021 as the facility assets underwent activities necessary to bring them to their intended use. Beginning April 1, 2020, activity on the facility stopped due to the shutdown caused by the COVID-19 pandemic. As these activities were no longer ongoing, interest capitalization on the Note Payable was suspended. Therefore, interest from April 1, 2020 through the date of the Business Combination which totaled $0.4 million was expensed as incurred. As of the date of the Business Combination, our Note Payable totaled $20.8 million and was settled as part of the Business Combination.

During the quarter ended March 31, 2020, the Company also purchased property from GM for $1.2 million which was recorded to construction in progress. The corresponding Due to related party balance was satisfied with equity at the consummation of the Business Combination as described in Note 1. See Note 7 for further details on the Due to related party balance.

During the fourth quarter of 2020, we also recognized an additional $23.2 million of property that was exchanged for common stock as part of the Business Combination. See Note 7 for further details regarding this exchange.

NOTE 5 — PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, net, consisted of the following at December 31:

(in thousands)

	2020	2019
Property, Plant & Equipment
Land	$326	$—
Buildings	6,223	—
Machinery and equipment	38,443	—
Vehicles	142	—
Construction in progress	56,529	20,276
	$101,663	$20,276
Less: Accumulated depreciation	—	—
Total	$101,663	$20,276

Construction in progress is primarily comprised of retooling and construction at the Company's facility in Lordstown, Ohio to ready the plant to begin manufacturing of the electric vehicles. The Company is currently reengineering its production process, bringing acquired assets up to the level needed for production and evaluating assets that will be necessary in the production of the Endurance pickup truck. Completed assets will be transferred to their respective asset classes and depreciation will begin when an asset is ready for its intended use. As of December 31, 2020, manufacturing has not begun and thus no depreciation was recognized in 2020 or 2019.

Property, plant and equipment consist of an idle assembly and manufacturing plant in Lordstown, Ohio. The facility is equipped with the tooling necessary to begin production of the Endurance pickup truck along with all personal property, purchased from GM in November 2019 for $20 million. In early 2019, GM made the decision to halt manufacturing on its Chevrolet Cruze sedan which was manufactured at its Lordstown plant. The plant remained closed with no production until GM and the Company were able to agree on the terms of the asset purchase, which resulted in a purchase price significantly lower than the fair market value of the assets acquired. The plant was acquired in exchange for a Note Payable (refer to Note 6 below). This note was satisfied with equity at the consummation of the Business Combination.

The cost of property, plant and equipment includes the value of the note payable, along with any directly attributable costs of bringing the asset to its working condition and location for intended use, including direct acquisition costs and capitalized interest. During 2020, we recognized an additional $23.2 million of property that was exchanged for common stock as part of the Business Combination.

The Company recorded $0.3 million and $0.1 million of capitalized interest during the year ended December 31, 2020 and during the period from April 30, 2019 to December 31, 2019, respectively, as the facility assets underwent activities necessary to bring them to their intended use. Beginning April 1, 2020, activity on the facility stopped due to the shutdown caused by the COVID-19 pandemic. As these activities were no longer ongoing, interest capitalization on the Note Payable was suspended. Therefore, interest from April 1, 2020 through the date of the Business Combination which totaled $0.4 million was expensed as incurred. Refer to Note 6 for further details on the Related party notes payable.

During 2020, the Company received $2.4 million in connection with the sale of equipment it determined was not necessary for production. As the equipment was acquired for consideration below fair value in November 2019 as described above, the Company recorded a gain on sale of the asset for $2.3 million. Additionally, the Company purchased property from GM for $1.2 million which was recorded to CIP.